Energy Infrastructure Assets - Summary of Reconciliation of Finance Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Opening balance	$ 238	$ 204
Additions	38	87
Interest revenue	19	22
Payments (principal and interest)	(57)	(73)
Other	0	(2)
Closing balance	$ 238	$ 238